RESTRUCTURING (Details) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2009 Restructuring Plan	Dec. 31, 2011 2009 Restructuring Plan	Dec. 31, 2010 2009 Restructuring Plan	Jun. 09, 2009 2009 Restructuring Plan Workforce Reduction	Dec. 31, 2012 2009 Restructuring Plan Workforce Reduction	Dec. 31, 2011 2009 Restructuring Plan Workforce Reduction item	Dec. 31, 2010 2009 Restructuring Plan Workforce Reduction	Jun. 09, 2009 2009 Restructuring Plan Workforce Reduction China and United States item	Dec. 31, 2012 2009 Restructuring Plan Lease Costs	Dec. 31, 2011 2009 Restructuring Plan Lease Costs	Dec. 31, 2010 2009 Restructuring Plan Lease Costs	Dec. 31, 2010 2009 Restructuring Plan Other Costs	Dec. 31, 2011 2008 Restructuring Plan	Dec. 31, 2010 2008 Restructuring Plan	Dec. 31, 2008 2008 Restructuring Plan	Dec. 31, 2011 2008 Restructuring Plan Workforce Reduction	Dec. 31, 2010 2008 Restructuring Plan Workforce Reduction	Dec. 31, 2008 2008 Restructuring Plan Workforce Reduction item	Dec. 31, 2008 2008 Restructuring Plan Workforce Reduction China item	Dec. 31, 2008 2008 Restructuring Plan Workforce Reduction Korea item	Dec. 31, 2008 2008 Restructuring Plan Workforce Reduction Other locations item	Dec. 31, 2010 2008 Restructuring Plan Lease Costs	Dec. 31, 2010 2008 Restructuring Plan Other Costs	Dec. 31, 2010 2007 Restructuring Plan Lease Costs
Restructuring
Reduction in workforce as a percentage of the company's headcount							50.00%
Reduction in workforce									50		2,300										750	350	200	200
Reversal of restructuring charges				$ 200,000	$ 1,600,000
Total restructuring costs recorded				58,400,000												19,700,000
Activity in the accrued restructuring balances related to the plans
Balance at the beginning of the period	1,692,000	11,417,000	21,707,000	1,692,000	11,396,000	18,461,000		231,000	9,425,000	16,939,000		1,461,000	1,971,000	1,516,000	6,000	21,000	2,941,000		21,000	2,526,000					385,000	30,000	305,000
Restructuring Charges	358,000	2,386,000	16,018,000	358,000	2,364,000	15,710,000		49,000	2,052,000	14,613,000		309,000	312,000	1,052,000	45,000	22,000	308,000	13,100,000	22,000	338,000						(30,000)
Cash Payments		(12,111,000)	(24,205,000)	(2,050,000)	(12,068,000)	(20,672,000)		(280,000)	(11,246,000)	(20,075,000)		(1,770,000)	(822,000)	(597,000)		(43,000)	(3,228,000)		(43,000)	(2,843,000)					(385,000)		(305,000)
Settlement of Stock -based Compensation			(2,103,000)			(2,103,000)				(2,052,000)					(51,000)
Balance at the end of the period		$ 1,692,000	$ 11,417,000		$ 1,692,000	$ 11,396,000			$ 231,000	$ 9,425,000			$ 1,461,000	$ 1,971,000			$ 21,000			$ 21,000